Sidley Austin LLP 787 Seventh Avenue New York, NY 10019 +1 212 839 5300 +1 212 839 5599 Fax AMERICA • ASIA PACIFIC • EUROPE	cteodoro@sidley.com +1 212 839 5969

June 6, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 63 to the Registration Statement
on Form N-1A of Cullen Funds Trust (the “Trust”)
(1933 Act File No. 333-33302 / 1940 Act File No. 811-09871)

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, the Trust is today filing Post-Effective Amendment No. 63 to the above referenced Registration Statement (the “Amendment”) to launch one new share class (Class R6) for the Cullen Emerging Markets High Dividend Fund (the “Fund”) (this is the principal purpose of the filing).

On behalf of the Trust, we request selective review of the Amendment for the following reasons:

1.	The annual updating amendment to the Trust’s Prospectus and Statement of Additional Information, filed pursuant to Rule 485(b) under the Securities Act, was most recently filed on October 28, 2024 (Accession No. 0001999371-24-013962). The disclosure contained therein, including with respect to the Fund’s investment objective, investment strategies, and risks, is substantially similar to the disclosure in the Amendment and can be considered as precedent for the Amendment.

2.	The Fund does not believe that there are any material changes in the Amendment to the disclosure contained in this precedent filing. The changes made are all ordinary course updates, except that we are filing a separate prospectus. The SAI will continue to be a combined document across all classes and Funds.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Please do not hesitate to contact the undersigned (212-839-5969) with any comments or questions you might have.

Very truly yours,

/c/ Carla G. Teodoro
Carla G. Teodoro